Offerings - Offering: 1	Jul. 27, 2026 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $0.001 par value
Maximum Aggregate Offering Price	$ 164,047,071.39
Carry Forward Form Type	N-2
Carry Forward File Number	333-273508
Carry Forward Initial Effective Date	Jul. 28, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 17,904.33
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is carrying forward to this Registration Statement the $164,047,071.39 aggregate offering price of unsold shares of beneficial interest that the Registrant previously registered for sale pursuant to a registration statement on Form N-2 (File No. 333-239575) filed by the Registrant with the Securities and Exchange Commission (the "Commission") on June 30, 2020 (as amended on February 9, 2021, and declared effective on February 10, 2021, the "Original Registration Statement"), were subsequently carried forward pursuant to Rule 415(a)(6) under the Securities Act to the registration statement on Form N-2 (File No. 333-273508) filed by the Registrant with the Commission on July 28, 2023 (the "Prior Registration Statement"), and remain unsold. Filing fees have been previously paid in connection with these unsold shares of beneficial interest. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid with respect to such unsold shares of beneficial interest will continue to be applied to such unsold shares of beneficial interest. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of unsold shares of beneficial interest under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.